THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (81.1%)
BASIC INDUSTRIES (11.9%)
BUSINESS & PUBLIC SERVICES (0.8%)
Dai Nippon Printing Co. Ltd.(s)..................         70,000   $   1,319,017
                                                                   -------------
CHEMICALS (7.8%)
Bridgestone Corp.(Japan)(s)......................        278,000       6,050,865
Ishihara Sangyo Kaisha Ltd.(s)+..................        583,000         650,164
Mitsui Chemicals, Inc.- New Shares(s)............         18,600          34,333
Sekisui Chemical Co. Ltd.(s).....................        389,000       1,983,578
Takeda Chemical Industries Ltd.(s)...............        159,000       4,549,108
                                                                   -------------
                                                                      13,268,048
                                                                   -------------

FOREST PRODUCTS & PAPER (0.6%)
Sumitomo Forestry Co. Ltd.(s)....................        209,000       1,027,149
                                                                   -------------

METALS & MINING (2.7%)
Godo Steel Ltd.(s)+..............................        233,000         136,193
Komai Tekko, Inc.(s).............................         82,000         124,241
Mitsui Mining & Smelting Co. Ltd.(s).............        344,000       1,386,360
Nippon Steel Corp.(s)............................      1,296,000       1,923,749
Tokyo Steel Manufacturing Co. Ltd.(s)............        288,000         976,826
                                                                   -------------
                                                                       4,547,369
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                     20,161,583
                                                                   -------------

CONSUMER GOODS & SERVICES (15.5%)
AUTOMOTIVE (3.3%)
Nissan Motor Co. Ltd.(s).........................        404,000       1,677,882
Toyota Motor Corp. Ltd.(s).......................        135,000       3,883,216
                                                                   -------------
                                                                       5,561,098
                                                                   -------------

AUTOMOTIVE SUPPLIES (0.4%)
Nifco, Inc.(s)...................................         38,000         248,421
Sumitomo Rubber Industries Ltd.(s)...............         89,000         377,162
                                                                   -------------
                                                                         625,583
                                                                   -------------

BROADCASTING & PUBLISHING (1.6%)
Toppan Printing Co. Ltd.(s)......................        213,000       2,784,933
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

ENTERTAINMENT, LEISURE & MEDIA (0.1%)
Kyodo Printing Co. Ltd.(s).......................         58,000   $     227,502
                                                                   -------------

FOOD, BEVERAGES & TOBACCO (2.1%)
Japan Tobacco, Inc.(s)...........................            346       2,464,185
Nippon Meat Packers, Inc.(s).....................         86,000       1,177,347
                                                                   -------------
                                                                       3,641,532
                                                                   -------------

MERCHANDISING (0.0%)*
Canon Sales Co., Inc.(s).........................          7,000          80,218
                                                                   -------------

MULTI - INDUSTRY (0.5%)
Marubeni Corp.(s)................................        450,000         792,564
                                                                   -------------

RETAIL (7.5%)
Aoyama Trading Co. Ltd.(s).......................         61,000       1,093,130
Ito - Yokado Co. Ltd.(s).........................         75,000       3,835,916
Izumi Co. Ltd.(s)................................        184,000         856,169
Izumiya Co. Ltd.(s)..............................        306,000       2,002,798
Mizuno Corp.(s)..................................         92,000         279,493
Nintendo Co. Ltd.(s).............................         20,000       1,968,911
Seven - Eleven Japan Co. Ltd.(s).................         33,000       2,345,158
Shimachu Co. Ltd.(s).............................            300           4,730
Xebio Co. Ltd.(s)................................         53,300         426,331
York - Benimaru Co. Ltd.(s)......................            400           4,830
                                                                   -------------
                                                                      12,817,466
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                     26,530,896
                                                                   -------------

FINANCE (16.8%)
BANKING (10.5%)
Bank of Iwate Ltd.(s)............................         18,600         829,712
Fukui Bank Ltd.(s)...............................        400,000         753,724
Fukushima Bank Ltd.(s)...........................        216,000         480,107
Hyakugo Bank Ltd.(s).............................        337,000       1,451,457
Keiyo Bank Ltd.(s)...............................        250,000         519,147
Kita-Nippon Bank Ltd.(s).........................         11,700         503,918
Mitsui Trust & Banking Co. Ltd.(s)...............      2,001,000       3,893,622
Shinwa Bank Ltd.(s)..............................        139,000         534,529
Sumitomo Trust & Banking Co. Ltd.(s).............        433,000       2,257,895
The Bank of Tokyo - Mitsubishi Ltd.(s)...........        208,400       2,885,070
The Kagawa Bank Ltd.(s)..........................        263,000       1,294,559

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BANKING (CONTINUED)
Tokai Bank Ltd.(s)+..............................        182,000   $     851,062
Toyo Trust & Banking Co. Ltd.(s).................        264,000       1,563,439
                                                                   -------------
                                                                      17,818,241
                                                                   -------------

COMMERCIAL SERVICES (0.7%)
Asatsu, Inc.(s)..................................         78,000       1,127,817
                                                                   -------------

FINANCIAL SERVICES (2.5%)
Nomura Securities Co. Ltd.(s)....................        313,000       4,188,705
                                                                   -------------
INSURANCE (1.3%)
Tokio Marine & Fire Insurance Co. Ltd.(s)........        199,000       2,265,171
                                                                   -------------
REAL ESTATE (1.8%)
Daiwa Danchi Co. Ltd.(s)+........................        110,000         162,435
Mitsubishi Estate Co. Ltd.(s)....................        271,000       2,959,674
                                                                   -------------
                                                                       3,122,109
                                                                   -------------
  TOTAL FINANCE..................................                     28,522,043
                                                                   -------------

HEALTHCARE (1.2%)
PHARMACEUTICALS (1.2%)
Yamanouchi Pharmaceutical Co. Ltd.(s)............         98,000       2,110,427
                                                                   -------------

INDUSTRIAL PRODUCTS & SERVICES (13.8%)
CONSTRUCTION & HOUSING (2.1%)
Matsui Construction Co. Ltd.(s)..................        193,000         354,765
Nishimatsu Construction Co. Ltd.(s)..............        400,000       1,261,334
Toda Construction Co.(s).........................        261,000         712,615
Tostem Corp.(s)..................................        109,800       1,182,270
                                                                   -------------
                                                                       3,510,984
                                                                   -------------

ELECTRICAL EQUIPMENT (5.5%)
Hitachi Ltd.(s)..................................        321,000       2,296,012
Nissei Sangyo Co. Ltd.(s)........................         81,000         666,584
Ricoh Co. Ltd.(s)................................        208,000       2,591,580
Rohm Co. Ltd.(s).................................         32,000       3,273,315
Sanki Engineering Co. Ltd.(s)....................         87,000         618,269
                                                                   -------------
                                                                       9,445,760
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

INDUSTRIAL PRODUCTS & SERVICES (0.2%)
Okamura Corp.(s).................................        123,000   $     303,666
                                                                   -------------

MACHINERY (4.9%)
Aichi Corp.(s)...................................        179,000         516,262
Ebara Corp.(s)...................................        247,000       2,621,575
Fanuc Ltd.(s)....................................         77,000       2,925,525
Mitsubishi Heavy Industries Ltd.(s)..............        298,000       1,246,813
Sansei Yusoki Co. Ltd.(s)........................         89,000         195,768
Toshiba Tungaloy Co. Ltd.(s).....................        380,000         789,103
                                                                   -------------
                                                                       8,295,046
                                                                   -------------

MANUFACTURING (1.1%)
Topy Industries Ltd.(s)..........................        300,000         456,849
Tsubakimoto Chain Co.(s).........................        377,000       1,362,779
                                                                   -------------
                                                                       1,819,628
                                                                   -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                     23,375,084
                                                                   -------------

TECHNOLOGY (13.9%)
COMPUTER SYSTEMS (2.3%)
Fujitsu Ltd.(s)..................................        365,000       3,930,132
                                                                   -------------

ELECTRONICS (8.3%)
Canon, Inc.(s)...................................         75,000       1,753,562
Fuji Photo Film Co. Ltd.(s)......................        112,000       4,306,994
Pioneer Electronic Corp.(s)......................        147,000       2,272,477
Secom Co. Ltd.(s)................................         40,000       2,565,738
TDK Corp.(s).....................................         44,000       3,329,921
                                                                   -------------
                                                                      14,228,692
                                                                   -------------

SEMICONDUCTORS (0.9%)
Tokyo Ohka Kogyo Co. Ltd.(s).....................         62,500       1,586,281
                                                                   -------------

TELECOMMUNICATIONS (2.4%)
DDI Corp.(s).....................................            865       2,295,205
Nippon Telegraph & Telephone Corp.(s)............            216       1,860,621
                                                                   -------------
                                                                       4,155,826
                                                                   -------------
  TOTAL TECHNOLOGY...............................                     23,900,931
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
TRANSPORTATION (6.6%)
RAILROADS (3.8%)
East Japan Railway Co.(s)........................            500   $   2,265,017
West Japan Railway Co.(s)........................          1,338       4,280,906
                                                                   -------------
                                                                       6,545,923
                                                                   -------------
TRANSPORT & SERVICES (0.7%)
Nippon Express Co. Ltd.(s).......................        246,000       1,229,800
                                                                   -------------
WHOLESALE & INTERNATIONAL TRADE (2.1%)
Kamei Corp.(s)...................................         50,000         346,098
Mitsubishi Corp.(s)..............................        386,000       3,057,812
Nagase & Co. Ltd.(s).............................         74,000         216,273
                                                                   -------------
                                                                       3,620,183
                                                                   -------------
  TOTAL TRANSPORTATION...........................                     11,395,906
                                                                   -------------

UTILITIES (1.4%)
ELECTRIC (1.1%)
Shikoku Electric Power Co., Inc.(s)..............             80           1,144
Tokyo Electric Power Co., Inc.(s)................        103,600       1,896,369
                                                                   -------------
                                                                       1,897,513
                                                                   -------------

NATURAL GAS (0.3%)
Hokuriku Gas Co. Ltd.(s).........................        204,000         439,313
                                                                   -------------
  TOTAL UTILITIES................................                      2,336,826
                                                                   -------------
  TOTAL COMMON STOCK (COST $193,157,170).........                    138,333,696
                                                                   -------------

WARRANTS (0.5%)
BASIC INDUSTRIES (0.4%)
CHEMICALS (0.4%)
Shin-Etsu Chemical Co. Ltd., Expiring
  08/01/00+......................................            488         658,800
                                                                   -------------
INDUSTRIAL PRODUCTS & SERVICES (0.0%)*
MACHINERY (0.0%)*
Ebara Corp., Expiring 10/08/99+..................            318          18,314
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

TECHNOLOGY (0.1%)
COMPUTER SYSTEMS (0.1%)
Fujitsu Ltd., Expiring 06/12/98+.................            868   $     168,417
                                                                   -------------
  TOTAL WARRANTS (COST $973,419).................                        845,531
                                                                   -------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                     (IN JPY)
                                                   -------------
FIXED INCOME SECURITIES (3.7%)
TECHNOLOGY (3.7%)
ELECTRONICS (3.7%)
Sony Corp., 1.4% due 03/31/05 (COST
  $6,285,077)....................................    546,000,000       6,235,988
                                                                   -------------

CONVERTIBLE BONDS (8.7%)
CONSUMER GOODS & SERVICES (4.3%)
AUTOMOTIVE (4.3%)
Toyota Motor Corp., 1.2% due 01/28/98............    500,000,000       7,344,962
                                                                   -------------

FINANCE (3.1%)
FINANCIAL SERVICES (3.1%)
BOT Cayman Finance Ltd., 4.25% due 03/29/49......    620,000,000       5,197,618
                                                                   -------------

HEALTH CARE (0.6%)
PHARMACEUTICALS (0.6%)
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14.......................................    100,000,000       1,084,440
                                                                   -------------

TECHNOLOGY (0.7%)
COMPUTER SYSTEMS (0.7%)
Ricoh Co. Ltd., 1.5% due 03/29/02................    100,000,000       1,253,643
                                                                   -------------
  TOTAL CONVERTIBLE BONDS (COST $14,896,958).....                     14,880,663
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
              SECURITY DESCRIPTION                   (IN USD)          VALUE
-------------------------------------------------  -------------   -------------
SHORT-TERM INVESTMENTS (0.4%)
U.S. TREASURY OBLIGATIONS (0.4%)
United States Treasury Bills, 5.31% due 04/09/98
  (cost $768,330)(s).............................  $     780,000   $     768,708
                                                                   -------------
TOTAL INVESTMENTS (COST
  $216,080,954) (94.4%).........................................     161,064,586
OTHER ASSETS IN EXCESS OF
  LIABILITIES (5.6%)............................................       9,487,639
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 170,552,225
                                                                   -------------
                                                                   -------------

------------------------------
+ Non-income producing security.

(s) Security is fully or partially segregated as collateral for futures contracts.

* Less than 0.1%.

Note: Based on the cost of investments of $216,680,521 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation was $5,692,939, and the aggregate gross unrealized depreciation was $61,308,874, resulting in net unrealized depreciation of investments of $55,615,935.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $216,080,954)           $161,064,586
Foreign Currency at Value (Cost $8,269,917)           8,101,644
Receivable for Investments Sold                       1,516,567
Variation Margin Receivable                             493,808
Interest Receivable                                      88,540
Dividends Receivable                                     26,977
Deferred Organization Expenses                           11,265
Prepaid Trustees' Fees                                       22
Prepaid Expenses and Other Assets                            95
                                                   ------------
    Total Assets                                    171,303,504
                                                   ------------
LIABILITIES
Payable for Investments Purchased                       325,308
Payable to Custodian                                    221,893
Advisory Fee Payable                                    108,434
Custody Fee Payable                                      67,606
Administrative Services Fee Payable                      16,087
Administration Fee Payable                                  308
Fund Services Fee Payable                                   276
Accrued Expenses                                         11,367
                                                   ------------
    Total Liabilities                                   751,279
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $170,552,225
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $543,762)                                                    $  2,175,048
Interest Income (Net of Foreign Withholding Tax
  of $11,257)                                                          957,927
                                                                  ------------
    Investment Income                                                3,132,975
EXPENSES
Advisory Fee                                       $  2,031,363
Custodian Fees and Expenses                             349,102
Administrative Services Fee                              96,448
Professional Fees and Expenses                           58,565
Fund Services Fee                                        11,246
Printing Expenses                                         8,850
Administration Fee                                        7,389
Amortization of Organization Expenses                     6,591
Trustees' Fees and Expenses                               6,126
Insurance Expense                                         2,230
Miscellaneous                                             6,384
                                                   ------------
    Total Expenses                                                   2,584,294
                                                                  ------------
NET INVESTMENT INCOME                                                  548,681
NET REALIZED LOSS ON
  Investment Transactions (including $1,972,884
    net realized loss from futures contracts)       (94,220,201)
  Foreign Currency Transactions                      (1,956,042)
                                                   ------------
    Net Realized Loss                                              (96,176,243)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments (including $19,648 net unrealized
    gain on futures contracts)                        4,823,799
  Foreign Currency Contracts and Translations           (34,454)
                                                   ------------
    Net Change in Unrealized Appreciation                            4,789,345
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $(90,838,217)
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   DECEMBER 31, 1997   DECEMBER 31, 1996
                                                   -----------------   -----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income (Loss)                       $        548,681    $       (163,669)
Net Realized Loss on Investment and Foreign
  Currency Transactions                                 (96,176,243)         (2,268,850)
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and Foreign
  Currency Translations                                   4,789,345         (67,037,516)
                                                   -----------------   -----------------
    Net Decrease in Net Assets Resulting from
      Operations                                        (90,838,217)        (69,470,035)
                                                   -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           198,329,912         290,426,062
Withdrawals                                            (317,285,028)       (253,101,673)
                                                   -----------------   -----------------
    Net Increase (Decrease) from Investors'
      Transactions                                     (118,955,116)         37,324,389
                                                   -----------------   -----------------
    Total Decrease in Net Assets                       (209,793,333)        (32,145,646)
NET ASSETS
Beginning of Fiscal Year                                380,345,558         412,491,204
                                                   -----------------   -----------------
End of Fiscal Year                                 $    170,552,225    $    380,345,558
                                                   -----------------   -----------------
                                                   -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                    FOR THE FISCAL      MARCH 28, 1995
                                                      YEAR ENDED       (COMMENCEMENT OF
                                                     DECEMBER 31,       OPERATIONS) TO
                                                   -----------------     DECEMBER 31,
                                                    1997      1996           1995
                                                   -------   -------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.83%     0.81%             0.87%(a)
  Net Investment Income (Loss)                        0.18%    (0.03)%            0.12%(a)
Portfolio Turnover                                      93%       86%               60%(b)
Average Broker Commissions                         $0.0006   $0.0005                --

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Japan Equity Portfolio (the "Portfolio"), is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of issuers that have their principal activities in Japan or are organized under Japanese law. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations on March 28, 1995.

Investments in Japanese markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Japan could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At December 31, 1997, the Portfolio had no open forward foreign currency contracts.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the fiscal year ended December 31, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts open at beginning of year..............         0    $             0
Contracts opened.................................     1,540        157,400,898
Contracts closed.................................    (1,459)      (149,999,945)
                                                   ---------   ----------------
Contracts open at end of year....................        81    $     7,400,953
                                                   ---------   ----------------
                                                   ---------   ----------------

      SUMMARY OF OPEN CONTRACTS AT DECEMBER 31, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
Topix Index, expiring March 1998.................             81    $      19,648
                                                   --------------   --------------
Totals...........................................             81    $      19,648
                                                   --------------   --------------
                                                   --------------   --------------

   f The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

   g) The Portfolio incurred organization expenses in the amount of $33,000. These costs are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

   h) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolios are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to eachportfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1997, such fees amounted to $2,031,363.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended December 31, 1997, the fee for these services amounted to $7,389.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended December 31, 1997, the fee for these services amounted to $96,448.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $11,246 for the fiscal year ended December 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the year ended December 31, 1997 were as follows:

             COST OF            PROCEEDS
            PURCHASES          FROM SALES
          --------------     --------------
          $  265,590,612     $  357,048,926

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

5. SUBSEQUENT EVENT

On January 16, 1998, the Portfolio received a withdrawal request as discussed in
Note 5 of the Fund's Notes to Financial Statements which are included elsewhere in this report. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund reduced the size of the Portfolio to approximately $2,785,000.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Japan Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Japan Equity Portfolio (one of the portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period March 28, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1998

30